Inventories, Net	6 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories, net as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Raw materials	$16,956,350	$13,985,558
Work in process	252,925	264,814
Finished goods	10,553,455	9,062,606
Total inventories	27,762,730	$23,312,978
Less: inventory valuation allowance	-	-
Inventories, net	$27,762,730	$23,312,978

There was no inventory write-downs recognized for the six months ended March 31, 2025 and 2024.